Consolidated Unaudited Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2023	$ 83,746	$ 84,802	$ (144,861)	$ 23,687
Balance (in Shares) at Dec. 31, 2023	5,850,555
RSU vesting	$ 7	(7)
RSU vesting (in Shares)	487
Share-based compensation		(198)		(198)
Net gain (loss)			(6,312)	(6,312)
Balance at Jun. 30, 2024	$ 83,753	84,597	(151,173)	17,177
Balance (in Shares) at Jun. 30, 2024	5,851,042
Balance at Dec. 31, 2024	$ 83,751	84,809	(170,010)	(1,450)
Balance (in Shares) at Dec. 31, 2024	5,850,906
RSU vesting
Share-based compensation
Net gain (loss)			5,213	5,213
Balance at Jun. 30, 2025	$ 83,751	$ 84,809	$ (164,797)	$ 3,763
Balance (in Shares) at Jun. 30, 2025	5,850,906